Newbuildings (Tables)	6 Months Ended
Jun. 30, 2016
Newbuildings [Abstract]
Schedule of Estimated Timing of Remaining Installment Payments Due Under Newbuilding Contract
The following table sets out as at June 30, 2016, the estimated timing of the remaining installment payments due under the present newbuilding contract:

(in thousands of $)	June 30, 2016
Payable within 6 months to December 31, 2016	30,938
Payable within 2017	185,625
216,563